Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt	Debt
The Company's debt consists of the following components, excluding debt classified as held for sale (Note 7).

(In thousands)	Corporate Credit Facility(1)	Convertible and Exchangeable Senior Notes	Secured and Unsecured Debt (2)	Junior Subordinated Notes	Total Debt
March 31, 2019
Debt at amortized cost
Principal	$—	$616,105	$8,089,396	$280,117	$8,985,618
Premium (discount), net	—	2,586	(33,157)	(80,554)	(111,125)
Deferred financing costs	—	(6,073)	(65,018)	—	(71,091)
	$—	$612,618	$7,991,221	$199,563	$8,803,402
December 31, 2018
Debt at amortized cost
Principal	$—	$616,105	$8,275,707	$280,117	$9,171,929
Premium (discount), net	—	2,697	(41,217)	(81,031)	(119,551)
Deferred financing costs	—	(6,652)	(70,354)	—	(77,006)
	$—	$612,150	$8,164,136	$199,086	$8,975,372
__________

(1)	Deferred financing costs related to the corporate credit facility are included in other assets.

(2)	Debt principal totaling $356.5 million at March 31, 2019 and $425.9 million at December 31, 2018 were not classified as held for sale but were related to financing on assets held for sale.
The following table summarizes certain information about the different components of debt carried at amortized cost, excluding debt classified as held for sale (Note 7). Weighted average years remaining to maturity is based on initial maturity dates or extended maturity dates if the criteria to extend has been met on balance sheet date and the extension option is at the Company’s discretion.

	Fixed Rate			Variable Rate			Total
($ in thousands)	Outstanding Principal	Weighted Average Interest Rate (Per Annum)	Weighted Average Years Remaining to Maturity	Outstanding Principal	Weighted Average Interest Rate (Per Annum)	Weighted Average Years Remaining to Maturity	Outstanding Principal	Weighted Average Interest Rate (Per Annum)	Weighted Average Years Remaining to Maturity
March 31, 2019
Recourse
Corporate credit facility	$—	N/A	N/A	$—	N/A	2.8	$—	N/A	2.8
Convertible and exchangeable senior notes	616,105	4.27%	2.8	—	N/A	N/A	616,105	4.27%	2.8
Junior subordinated debt	—	N/A	N/A	280,117	5.46%	17.2	280,117	5.46%	17.2
Secured debt (1)	36,660	5.02%	6.7	—	N/A	N/A	36,660	5.02%	6.7
	652,765			280,117			932,882
Non-recourse
Secured and unsecured debt
Healthcare (2) (3)	2,130,999	4.62%	1.7	1,112,944	6.54%	3.1	3,243,943	5.28%	2.2
Hospitality	12,559	13.01%	2.4	2,646,977	5.60%	3.7	2,659,536	5.64%	3.7
Other Real Estate Equity (2)	181,384	4.23%	3.6	1,682,195	4.38%	3.2	1,863,579	4.36%	3.2
Real Estate Debt	—	N/A	N/A	285,678	4.59%	2.6	285,678	4.59%	2.6
	2,324,942			5,727,794			8,052,736
	$2,977,707			$6,007,911			$8,985,618
December 31, 2018
Recourse
Corporate credit facility	$—	N/A	N/A	$—	N/A	3.0	$—	N/A	3.0
Convertible and exchangeable senior notes	616,105	4.27%	3.0	—	N/A	N/A	616,105	4.27%	3.0
Junior subordinated debt	—	N/A	N/A	280,117	5.66%	17.4	280,117	5.66%	17.4
Secured debt (1)	37,199	5.02%	6.9	—	N/A	N/A	37,199	5.02%	6.9
	653,304			280,117			933,421
Non-recourse
Secured debt
Healthcare (2) (3)	2,130,999	4.62%	1.9	1,109,681	6.64%	2.7	3,240,680	5.31%	2.2
Hospitality	12,019	12.99%	2.6	2,636,053	5.68%	3.8	2,648,072	5.71%	3.8
Other Real Estate Equity (2)	200,814	4.02%	3.8	1,789,431	4.43%	3.6	1,990,245	4.39%	3.7
Real Estate Debt	—	N/A	N/A	359,511	4.50%	2.4	359,511	4.50%	2.4
	2,343,832			5,894,676			8,238,508
	$2,997,136			$6,174,793			$9,171,929
__________

(1)	The fixed rate recourse debt represents two promissory notes secured by the Company's aircraft.

(2)
Mortgage debt in the healthcare and other real estate equity segment with an aggregate outstanding principal of $460.2 million at March 31, 2019 and $538.5 million at December 31, 2018 were either in payment default or were not in compliance with certain debt and/or lease covenants. The Company is negotiating with the lenders and the tenants to restructure the debt and leases, as applicable, or otherwise refinance the debt.

(3)
$1.725 billion outstanding principal of non-recourse fixed rate mortgage debt on certain properties in our U.S. healthcare portfolio is scheduled to mature in December 2019. The Company continues to evaluate its options in connection with the scheduled debt maturity. In the fourth quarter of 2018, the Company had impaired the real estate collateralizing the debt by $109.1 million based on a reassessment of the expected hold period, taking into consideration the upcoming debt maturity (see Note 11). The Company will continue to re-evaluate certain assumptions, including with respect to the hold period of the real estate collateralizing the debt, which could result in further impairment of the underlying real estate in a future period. At March 31, 2019, carrying value of the real estate collateralizing the debt was approximately $2.5 billion.

Corporate Credit Facility
On January 10, 2017, the OP entered into an amended and restated credit agreement (the “Credit Agreement”) with several lenders and JPMorgan Chase Bank, N.A. as administrative agent, and Bank of America, N.A. as syndication agent. The Credit Agreement provides a secured revolving credit facility in the maximum principal amount of $1.0 billion, with an option to increase up to $1.5 billion, subject to agreement of existing or substitute lenders to provide the additional loan commitment and satisfaction of customary closing conditions. The credit facility is scheduled to mature in January 2021, with two 6-month extension options, each subject to a fee of 0.10% of the commitment amount upon exercise.
The maximum amount available at any time is limited by a borrowing base of certain investment assets, with the valuation of such investment assets generally determined according to a percentage of adjusted net book value or a multiple of base management fee EBITDA (as defined in the Credit Agreement).
Advances under the Credit Agreement accrue interest at a per annum rate equal to the sum of one-month London Inter-bank Offered Rate ("LIBOR") plus 2.25% or a base rate determined according to a prime rate or federal funds rate plus a margin of 1.25%. The Company pays a commitment fee of 0.25% or 0.35% per annum of the unused amount (0.35% at March 31, 2019), depending upon the amount of facility utilization.
Some of the Company’s subsidiaries guarantee the obligations of the Company under the Credit Agreement. As security for the advances under the Credit Agreement, the Company and some of its affiliates pledged their equity interests in certain subsidiaries through which the Company directly or indirectly owns substantially all of its assets.
The Credit Agreement contains various affirmative and negative covenants, including financial covenants that require the Company to maintain minimum tangible net worth, liquidity levels and financial ratios, as defined in the Credit Agreement.
The Credit Agreement also includes customary events of default, in certain cases subject to reasonable and customary periods to cure. The occurrence of an event of default may result in the termination of the credit facility, accelerate the Company’s repayment obligations, in certain cases limit the Company’s ability to make distributions, and allow the lenders to exercise all rights and remedies available to them with respect to the collateral. There have been no events of default since the inception of the credit facility.
In April 2019, the Credit Agreement was amended to reduce the aggregate commitments available from $1.0 billion to $750 million, and the option to increase the borrowing commitments, subject to agreement by the lenders and customary closing conditions, from $1.5 billion to $1.125 billion. The amendment also provides that the Company may operate at below the minimum fixed charge coverage ratio, as defined in the Credit Agreement, for a reduced valuation of the borrowing base, and establishes a new floor for the minimum fixed charge coverage ratio for fiscal quarters ended March 31, 2019 and thereafter. At March 31, 2019, the Company was in compliance with all of the financial covenants as amended.
Convertible and Exchangeable Senior Notes
Convertible senior notes and exchangeable senior notes (assumed from NRF at fair value in the Merger) are senior unsecured obligations of the Company and are guaranteed by the Company on a senior unsecured basis.
Convertible and exchangeable senior notes issued by the Company and outstanding are as follows:

Description	Issuance Date	Due Date	Interest Rate	Conversion or Exchange Price (per share of common stock)	Conversion or Exchange Ratio (2) (In Shares)	Conversion or Exchange Shares (in thousands)	Earliest Redemption Date	Outstanding Principal
								March 31, 2019	December 31, 2018

5.00% Convertible Notes	April 2013	April 15, 2023	5.00	$15.76	63.4700	12,694	April 22, 2020	$200,000	$200,000
3.875% Convertible Notes	January and June 2014	January 15, 2021	3.875	16.57	60.3431	24,288	January 22, 2019	402,500	402,500
5.375% Exchangeable Notes	June 2013 (1)	June 15, 2033	5.375	12.04	83.0837	1,130	June 15, 2023	13,605	13,605
								$616,105	$616,105
__________

(1)	Represents initial date of issuance of exchangeable senior notes by NRF prior to the Merger.

(2)
The conversion or exchange rate for convertible and exchangeable senior notes is subject to periodic adjustments to reflect the carried-forward adjustments relating to common stock splits, reverse stock splits, common stock adjustments in connection with spin-offs and cumulative cash dividends paid on the Company's common stock since the issuance of the convertible and exchangeable senior notes. The conversion or exchange ratios are presented in shares of common stock per $1,000 principal of each convertible or exchangeable note.

The convertible and exchangeable senior notes mature on their respective due dates, unless redeemed, repurchased or exchanged prior to such date in accordance with the terms of their respective governing documents. The convertible and exchangeable senior notes are redeemable at a redemption price equal to 100% of their principal amount, plus accrued and unpaid interest up to, but excluding, the redemption date.
The Company may redeem the convertible notes for cash at its option at any time on or after their respective redemption dates if the last reported sale price of the Company's common stock has been at least 130% of the conversion price of the convertible notes then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period ending on, and including, the trading day immediately preceding the date on which the Company provides notice of redemption.
The exchangeable notes may be exchanged for cash, common stock or a combination thereof, at the Company's election, upon the occurrence of specified events, and at any time on or after their respective redemption dates, and on the second business day immediately preceding their maturity dates. The holders of the exchangeable notes have the right, at their option, to require the Company to repurchase the exchangeable notes for cash on certain specific dates in accordance with the terms of their respective governing documents.
Secured and Unsecured Debt
These are primarily investment level financing, which are generally subject to customary non-recourse carve-outs, secured by underlying commercial real estate and mortgage loans receivable.
Junior Subordinated Debt
The junior subordinated debt was assumed by the Company through the Merger at fair value. Prior to the Merger, subsidiaries of NRF, which were formed as statutory trusts, NorthStar Realty Finance Trust I through VIII (the “Trusts”), issued trust preferred securities ("TruPS") in private placement offerings. The sole assets of the Trusts consist of a like amount of junior subordinated notes issued by NRF at the time of the offerings (the "Junior Notes").
The Company may redeem the Junior Notes at par, in whole or in part, for cash, after five years. To the extent the Company redeems the Junior Notes, the Trusts are required to redeem a corresponding amount of TruPS. The ability of the Trusts to pay dividends depends on the receipt of interest payments on the Junior Notes. The Company has the right, pursuant to certain qualifications and covenants, to defer payments of interest on the Junior Notes for up to six consecutive quarters. If payment of interest on the Junior Notes is deferred, the Trusts will defer the quarterly distributions on the TruPS for a corresponding period. Additional interest accrues on deferred payments at the annual rate payable on the Junior Notes, compounded quarterly.
Interest Incurred
Total interest incurred on the Company's debt, which includes debt presented as held for sale and encompasses interest capitalized on real estate under development or construction, was as follows:

	Three Months Ended March 31,
(In thousands)	2019	2018
Interest expensed (includes interest presented as discontinued operations in Note 15)	$149,516	$148,889
Interest capitalized	1,046	429
Total interest incurred	$150,562	$149,318

Debt
As discussed in Note 4, upon closing of the Combination on January 31, 2018, the Company contributed its interests in the CLNY Investment Entities to Colony Credit and deconsolidated these entities, which included $379.9 million of debt.
The Company's debt consists of the following components, excluding debt classified as held for sale (Note 10):

(In thousands)	Corporate Credit Facility(1)	Convertible and Exchangeable Senior Notes	Secured and Unsecured Debt (2)	Securitization Bonds Payable (3)	Junior Subordinated Notes	Total Debt
December 31, 2018
Debt at amortized cost
Principal	$—	$616,105	$8,275,707	$—	$280,117	$9,171,929
Premium (discount), net	—	2,697	(41,217)	—	(81,031)	(119,551)
Deferred financing costs	—	(6,652)	(70,354)	—	—	(77,006)
	$—	$612,150	$8,164,136	$—	$199,086	$8,975,372
December 31, 2017
Debt at amortized cost
Principal	$50,000	$616,105	$8,777,940	$391,231	$280,117	$10,115,393
Premium (discount), net	—	3,131	(78,634)	(87,319)	(83,064)	(245,886)
Deferred financing costs	—	(8,905)	(78,589)	(203)	—	(87,697)
	50,000	610,331	8,620,717	303,709	197,053	9,781,810
Debt at fair value (4)	—	—	—	44,542	—	44,542
	$50,000	$610,331	$8,620,717	$348,251	$197,053	$9,826,352
__________

(1)	Deferred financing costs related to the corporate credit facility are included in other assets.

(2)	Debt principal totaling $425.9 million at December 31, 2018 and $216.6 million at December 31, 2017 were not classified as held for sale but were related to financing on assets held for sale.

(3)
Represents bonds payable issued by securitization trusts consolidated by the Company at December 31, 2017 (Note 15). Senior notes issued by these securitization trusts were generally sold to third parties and subordinated notes retained by the Company. The Company contributed its interests in three securitization trusts to Colony Credit upon closing of the Combination in the first quarter of 2018. In the second quarter of 2018, the

Company sold its equity interests in two securitization trusts to third parties, resulting in a deconsolidation of these securitization trusts, while the underlying assets of the remaining securitization trust was liquidated. At December 31, 2018, the Company no longer has any consolidated securitization trusts.

(4)
Debt at fair value at December 31, 2017 represents a securitization trust that was consolidated by a N-Star CDO and the N-Star CDO was in turn consolidated by the Company. The Company had elected the fair value option to value the bonds payable issued by the consolidated securitization trust (Note 14). In May 2018, the Company sold its interests in the N-Star CDO and deconsolidated the N-Star CDO (Note 8).

The following table summarizes certain information about the different components of debt carried at amortized cost, excluding debt classified as held for sale (Note 10). Weighted average years remaining to maturity is based on initial maturity dates or extended maturity dates to the extent criteria are met and the extension option is at the borrower’s discretion.

	Fixed Rate			Variable Rate			Total
($ in thousands)	Outstanding Principal	Weighted Average Interest Rate (Per Annum)	Weighted Average Years Remaining to Maturity	Outstanding Principal	Weighted Average Interest Rate (Per Annum)	Weighted Average Years Remaining to Maturity	Outstanding Principal	Weighted Average Interest Rate (Per Annum)	Weighted Average Years Remaining to Maturity
December 31, 2018
Recourse
Corporate credit facility	$—	N/A	N/A	$—	N/A	3.0	$—	N/A	3.0
Convertible and exchangeable senior notes	616,105	4.27%	3.0	—	N/A	N/A	616,105	4.27%	3.0
Junior subordinated debt	—	N/A	N/A	280,117	5.66%	17.4	280,117	5.66%	17.4
Secured debt (1)	37,199	5.02%	6.9	—	N/A	N/A	37,199	5.02%	6.9
	653,304			280,117			933,421
Non-recourse
Secured debt (2)
Healthcare (3)	2,130,999	4.62%	1.9	1,109,681	6.64%	2.7	3,240,680	5.31%	2.2
Hospitality	12,019	12.99%	2.6	2,636,053	5.68%	3.8	2,648,072	5.71%	3.8
Other Real Estate Equity	200,814	4.02%	3.8	1,789,431	4.43%	3.6	1,990,245	4.39%	3.7
Real Estate Debt	—	N/A	N/A	359,511	4.50%	2.4	359,511	4.50%	2.4
	2,343,832			5,894,676			8,238,508
	$2,997,136			$6,174,793			$9,171,929
December 31, 2017
Recourse
Corporate credit facility	$—	N/A	N/A	$50,000	3.51%	3.0	$50,000	3.51%	3.0
Convertible and exchangeable senior notes	616,105	4.27%	4.0	—	N/A	N/A	616,105	4.27%	4.0
Junior subordinated debt	—	N/A	N/A	280,117	4.56%	18.4	280,117	4.56%	18.4
Secured debt (1)	39,219	5.02%	7.9	—	N/A	N/A	39,219	5.02%	7.9
	655,324			330,117			985,441
Non-recourse
Securitization bonds payable	30,132	3.45%	29.9	361,099	3.02%	28.4	391,231	3.05%	28.5
Secured debt (2)
Healthcare	2,168,936	4.65%	2.9	1,119,320	5.75%	3.0	3,288,256	5.03%	3.0
Hospitality	9,038	11.00%	3.6	2,599,681	4.67%	3.7	2,608,719	4.69%	3.7
Other Real Estate Equity	374,789	4.07%	5.5	1,841,209	4.02%	4.4	2,215,998	4.03%	4.6
Real Estate Debt	—	N/A	N/A	625,748	4.05%	3.3	625,748	4.05%	3.3
	2,582,895			6,547,057			9,129,952
	$3,238,219			$6,877,174			$10,115,393
__________

(1)	The fixed rate recourse debt represents two promissory notes secured by the Company's aircraft.

(2)
Mortgage debt in the healthcare segment and other real estate equity segment with an aggregate outstanding principal of $538.5 million at December 31, 2018 and $384.5 million at December 31, 2017 was either in payment default or was not in compliance with certain debt and/or lease covenants. The Company is negotiating with the lenders and the tenants to restructure the debt and leases, as applicable, or otherwise refinance the debt.

(3)
In November 2018, the Company applied proceeds from the refinancing of a select portfolio of medical office buildings to repay in full a $100.5 million floating rate component of a $1.8 billion non-recourse mortgage debt on certain properties in the U.S. healthcare portfolio. The remaining $1.7 billion fixed rate component of the debt is scheduled to mature in December 2019. The Company is currently evaluating its options in connection with the scheduled debt maturity. In the fourth quarter of 2018, the Company impaired the real estate collateralizing the debt by $109.1 million based on a reassessment of the expected hold period, taking into consideration the upcoming debt maturity (see Note 14). In pursuing the options available to the Company in connection with the scheduled debt maturity, the Company will continue to re-evaluate certain assumptions, including with respect to the holding period of the real estate collateralizing the debt, which could result in further impairment of the underlying real estate in a future period. At December 31, 2018, carrying value of the real estate collateralizing the remaining debt maturing in December 2019 was $2.5 billion.
Corporate Credit Facility
On January 10, 2017, the OP entered into an amended and restated credit agreement (the “Credit Agreement”) with several lenders and JPMorgan Chase Bank, N.A. as administrative agent, and Bank of America, N.A. as syndication agent. The Credit Agreement provides a secured revolving credit facility in the maximum principal amount of $1.0 billion, with an option to increase up to $1.5 billion, subject to agreement of existing or substitute lenders to provide the additional loan commitment and satisfaction of customary closing conditions. The credit facility is scheduled to mature in January 2021, with two 6-month extension options, each subject to a fee of 0.10% of the commitment amount upon exercise.
The maximum amount available at any time is limited by a borrowing base of certain investment assets, with the valuation of such investment assets generally determined according to a percentage of adjusted net book value or a multiple of base management fee EBITDA (as defined in the Credit Agreement). At December 31, 2018, the borrowing base was sufficient to permit borrowings up to the full $1.0 billion commitment.
Advances under the Credit Agreement accrue interest at a per annum rate equal to the sum of one-month London Inter-bank Offered Rate ("LIBOR") plus 2.25% or a base rate determined according to a prime rate or federal funds rate plus a margin of 1.25%. The Company pays a commitment fee of 0.25% or 0.35% per annum of the unused amount (0.35% at December 31, 2018), depending upon the amount of facility utilization.
Some of the Company’s subsidiaries guarantee the obligations of the Company under the Credit Agreement. As security for the advances under the Credit Agreement, the Company and some of its affiliates pledged their equity interests in certain subsidiaries through which the Company directly or indirectly owns substantially all of its assets.
The Credit Agreement contains various affirmative and negative covenants, including financial covenants that require the Company to maintain minimum tangible net worth, liquidity levels and financial ratios, as defined in the Credit Agreement. At December 31, 2018, the Company was in compliance with all of the financial covenants.
The Credit Agreement also includes customary events of default, in certain cases subject to reasonable and customary periods to cure. The occurrence of an event of default may result in the termination of the credit facility, accelerate the Company’s repayment obligations, in certain cases limit the Company’s ability to make distributions, and allow the lenders to exercise all rights and remedies available to them with respect to the collateral. There have been no events of default since the inception of the credit facility.
Convertible and Exchangeable Senior Notes
Convertible senior notes and exchangeable senior notes (assumed from NRF at fair value in the Merger) are senior unsecured obligations of the Company and are guaranteed by the Company on a senior unsecured basis.
Convertible and exchangeable senior notes issued by the Company and outstanding are as follows:

Description	Issuance Date	Due Date	Interest Rate	Conversion or Exchange Price (per share of common stock)	Conversion or Exchange Ratio (2) (In Shares)	Conversion or Exchange Shares (in thousands)	Earliest Redemption Date	Outstanding Principal
								December 31, 2018	December 31, 2017

5.00% Convertible Notes	April 2013	April 15, 2023	5.00	$15.76	63.4700	12,694	April 22, 2020	$200,000	$200,000
3.875% Convertible Notes	January and June 2014	January 15, 2021	3.875	16.57	60.3431	24,288	January 22, 2019	402,500	402,500
5.375% Exchangeable Notes	June 2013 (1)	June 15, 2033	5.375	12.04	83.0837	1,130	June 15, 2023	13,605	13,605
								$616,105	$616,105
__________

(1)	Represents initial date of issuance of exchangeable senior notes by NRF prior to the Merger.

(2)
The conversion or exchange rate for convertible and exchangeable senior notes is subject to periodic adjustments to reflect the carried-forward adjustments relating to common stock splits, reverse stock splits, common stock adjustments in connection with spin-offs and cumulative cash dividends paid on the Company's common stock since the issuance of the convertible and exchangeable senior notes. The conversion or exchange ratios are presented in shares of common stock per $1,000 principal of each convertible or exchangeable note.

The convertible and exchangeable senior notes mature on their respective due dates, unless redeemed, repurchased or exchanged prior to such date in accordance with the terms of their respective governing documents. The convertible and exchangeable senior notes are redeemable at a redemption price equal to 100% of their principal amount, plus accrued and unpaid interest up to, but excluding, the redemption date.
The Company may redeem the convertible notes for cash at its option at any time on or after their respective redemption dates if the last reported sale price of the Company's common stock has been at least 130% of the conversion price of the convertible notes then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period ending on, and including, the trading day immediately preceding the date on which the Company provides notice of redemption.
The exchangeable notes may be exchanged for cash, common stock or a combination thereof, at the Company's election, upon the occurrence of specified events, and at any time on or after their respective redemption dates, and on the second business day immediately preceding their maturity dates. The holders of the exchangeable notes have the right, at their option, to require the Company to repurchase the exchangeable notes for cash on certain specific dates in accordance with the terms of their respective governing documents.
In June 2017 and July 2017, the Company repurchased all $13.0 million of the outstanding principal of the 7.25% exchangeable notes for $13.4 million in aggregate, equal to the sum of outstanding principal and accrued interest, upon exercise of the repurchase option by note holders.
In August 2017 and November 2017, the Company exchanged a combined $2.8 million of the outstanding principal of the 5.375% exchangeable notes into 232,669 shares of the Company's class A common stock. The excess of fair value of the class A common stock issued over carrying value of the corresponding notes on the exchange date resulted in an immaterial charge to earnings.
Secured and Unsecured Debt
These are primarily investment level financing, which are generally subject to customary non-recourse carve-outs, secured by underlying commercial real estate and mortgage loans receivable.
Junior Subordinated Debt
The junior subordinated debt was assumed by the Company through the Merger at fair value. Prior to the Merger, subsidiaries of NRF, which were formed as statutory trusts, NRF Realty Trust Financial LLC I through VIII (the “Trusts”), issued trust preferred securities ("TruPS") in private placement offerings. The sole assets of the Trusts consist of a like amount of junior subordinated notes issued by NRF at the time of the offerings (the "Junior Notes").
The Company may redeem the Junior Notes at par, in whole or in part, for cash, after five years. To the extent the Company redeems the Junior Notes, the Trusts are required to redeem a corresponding amount of TruPS. The ability of the Trusts to pay dividends depends on the receipt of interest payments on the Junior Notes. The Company has the right, pursuant to certain qualifications and covenants, to defer payments of interest on the Junior Notes for up to six consecutive quarters. If payment of interest on the Junior Notes is deferred, the Trust will defer the quarterly distributions on the TruPS for a corresponding period. Additional interest accrues on deferred payments at the annual rate payable on the Junior Notes, compounded quarterly.
Future Minimum Principal Payments
The following table summarizes future scheduled minimum principal payments of debt at December 31, 2018, excluding industrial secured debt of $1.1 billion classified as held for sale. Future debt principal payments are presented based on initial maturity dates or extended maturity dates to the extent criteria are met and the extension option is at the borrower’s discretion. Financing on certain loan portfolios are based on the Company's expectation of cash flows from underlying loan collateral as principal repayments on the loan financing depend upon net cash flows from collateral assets and ratio of outstanding principal to collateral.

(In thousands)	Corporate Credit Facility	Convertible and Exchangeable Senior Notes	Secured Debt	Junior Subordinated Notes	Total
Year Ending December 31,
2019	$—	$—	$2,468,141	$—	$2,468,141
2020	—	—	625,678	—	625,678
2021	—	402,500	943,297	—	1,345,797
2022	—	—	2,820,212	—	2,820,212
2023	—	200,000	180,289	—	380,289
2024 and thereafter	—	13,605	1,238,090	280,117	1,531,812
Total	$—	$616,105	$8,275,707	$280,117	$9,171,929

Interest Incurred
Total interest incurred on the Company's debt, which includes debt presented as held for sale and encompasses interest capitalized on real estate under development or construction beginning in 2018, was as follows:

	Year Ended December 31,
(In thousands)	2018	2017	2016
Interest expensed (includes interest presented as discontinued operations in Note 18)	$595,551	$574,822	$170,083
Interest capitalized	5,554	—	—
Total interest incurred	$601,105	$574,822	$170,083